Segment Information - Geographic (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 541
Fixed assets - operating drilling units	6,659
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	117
Fixed assets - operating drilling units	1,326
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	1,070
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	108
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	875
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	91
Fixed assets - operating drilling units	688
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	78
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	34
Fixed assets - operating drilling units	658
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	29
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	84
Fixed assets - operating drilling units	$ 2,042
Predecessor
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 712	$ 2,088	$ 3,169
Fixed assets - operating drilling units			13,216
Predecessor | Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		82	219	475
Fixed assets - operating drilling units			2,258
Predecessor | Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units			1,809
Predecessor | Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		105	193	431
Predecessor | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units			2,016
Predecessor | Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		188	358	491
Fixed assets - operating drilling units			1,816
Predecessor | Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		79	159	200
Predecessor | USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		30	291	370
Fixed assets - operating drilling units			1,266
Predecessor | Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		100	482	419
Predecessor | Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 128	386	$ 783
Fixed assets - operating drilling units			$ 4,051